                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

                          IXIS Advisor Funds Trust IV
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              399 Boylston Street, Boston, Massachusetts   02116
--------------------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: January 31, 2006

Item 1. Report to Stockholders.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                       [LOGO]


  AEW Real Estate Fund
  Annual Report
  January 31, 2006

AEW Management and Advisors
TABLE OF CONTENTS

Management Discussion
and Performance......... Page 1

Portfolio of Investments Page 5

Financial Statements.... Page 7

                             AEW REAL ESTATE FUND

PORTFOLIO PROFILE


Objective:
Seeks to provide investors with above-average income and long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Invests in real estate investment trusts (REITs) and/or real estate-related companies

--------------------------------------------------------------------------------
Inception Date:
August 31, 2000

--------------------------------------------------------------------------------
Manager:
Matthew A. Troxell, CFA
AEW Management and Advisors, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NRFAX
                                 Class B NRFBX
                                 Class C NRCFX
                                 Class Y NRFYX

--------------------------------------------------------------------------------
What You Should Know:
The fund concentrates its investments in real estate investment trusts (REITs) and real estate-related companies. This subjects the fund to the risks of the real estate industry. Such risks include fluctuating real estate values, changes in interest rates and property taxes and the risk of mortgage defaults or mortgage prepayments. The fund is also subject to the risks of the stock market, which include unpredictable drops in value or periods of lackluster performance.

Management Discussion
--------------------------------------------------------------------------------

For the fiscal year ended January 31, 2006, real estate investment trusts (REITs) posted solid overall returns. The MSCI US REIT Index returned 32.11% for the period, significantly ahead of the 6.00% return on the Dow Jones Industrial Average and the 10.38% return on the Standard & Poor's 500 Index. For the same period, the Lehman Brothers Aggregate Bond Index (a broad-based index of U.S. government and corporate bonds) returned just 1.80%, while the Lehman Brothers U.S. Treasury Index (composed of Treasury bonds maturing in one year or more) returned 1.74%.

FUND PERFORMANCE
AEW Real Estate Fund provided a total return of 34.75% for the 12 months ended January 31, 2006, based on the net asset value of Class A shares and $0.22 in dividends and $1.49 in capital gains reinvested. The fund outperformed its benchmark, the MSCI US REIT Index, and its performance was significantly above the 28.60% average return for the funds in Morningstar's Specialty Real Estate category.

PORTFOLIO INFORMATION
Stock selection was the primary driver of the fund's performance. Holdings in the apartment, office, and regional mall sectors were the fund's best performers. In the apartment sector, the top contributor was AvalonBay Communities, which has one of the industry's largest development pipelines. The company focuses on properties in high barrier-to-entry markets. Boston Properties was the top performer in the office sector. One of the nation's largest owners of high-quality office space, Boston Properties continues to post solid operating results and has benefited from strong occupancies across its portfolio. In the regional mall sector, the strongest contributor was Simon Property Group, the country's largest owner, developer, and manager of retail real estate, and the largest publicly traded REIT in North America. Simon continued to post strong operating results, primarily due to increased sales and strong leasing initiatives across its portfolio. The company also benefited from its acquisition of Chelsea Property Group late in 2004.

There were no major detractors among individual holdings during the 12-month period, and no sector or property type posted a negative return. However, certain individual holdings lagged. In the diversified sector, iStar Financial was the fund's weakest individual holding. The company owns and finances real estate nationwide, and it has been investing capital to build new business lines. This investment activity and a larger-than-normal number of loan prepayments slowed the pace of iStar's earnings growth and impacted its estimates for the year ahead.

PORTFOLIO CHANGES
We made marginal changes to the portfolio's composition during the period, consistent with the fund's value-oriented strategy. The fund did add three new positions during the year: office REIT Brandywine Realty Trust, regional mall company Mills Corp., and self-storage REIT Extra Space Storage. We believe each of these additions represented good relative value at our entry point. Two positions were eliminated as a result of mergers. Catellus Development Corp. merged with industrial REIT ProLogis in mid-September. The transaction occurred at a significant premium to Catellus' share price. The fund's holdings in office REIT Prentiss Properties were liquidated at a premium early in January 2006 as the company merged with Brandywine Realty Trust. Both ProLogis and Brandywine Realty were portfolio holdings at the time the mergers took place.

OUTLOOK
Investor demand for commercial property is strong and we believe it is likely to remain so in 2006, reflecting broad economic trends and low interest rates. This demand should continue to benefit the REIT sector. However, after double-digit total returns for the past three years, we believe REIT returns may begin to moderate in 2006, with continued high relative volatility. Nonetheless, we believe that REIT returns should remain competitive with other types of investments.

                             AEW REAL ESTATE FUND

Investment Results through January 31, 2006
--------------------------------------------------------------------------------

PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/4/


     December 29, 2000 (inception) through January 31, 2006

                             [CHART]

                                       Maximum               MSCI
                 Net Asset              Sales              US REIT
                  Value/1/            Charge/2/            Index/5/
                 ---------            ---------            --------
12/29/2000       $10,000              $ 9,425              $10,000
12/31/2000        10,000                9,425               10,000
 1/31/2001         9,915                9,345               10,043
 2/28/2001         9,802                9,238                9,870
 3/31/2001         9,859                9,292                9,951
 4/30/2001        10,068                9,489               10,182
 5/31/2001        10,248                9,659               10,410
 6/30/2001        10,848               10,224               11,038
 7/31/2001        10,723               10,106               10,799
 8/31/2001        11,173               10,531               11,199
 9/30/2001        10,835               10,212               10,751
10/31/2001        10,458                9,856               10,391
11/30/2001        10,999               10,367               10,997
12/31/2001        11,298               10,649               11,283
 1/31/2002        11,219               10,574               11,257
 2/28/2002        11,456               10,797               11,480
 3/31/2002        12,148               11,450               12,219
 4/30/2002        12,248               11,543               12,297
 5/31/2002        12,466               11,749               12,453
 6/30/2002        12,757               12,024               12,811
 7/31/2002        12,084               11,389               12,092
 8/31/2002        12,093               11,398               12,112
 9/30/2002        11,644               10,974               11,673
10/31/2002        11,046               10,411               11,087
11/30/2002        11,522               10,860               11,598
12/31/2002        11,687               11,015               11,694
 1/31/2003        11,367               10,713               11,373
 2/28/2003        11,594               10,928               11,576
 3/31/2003        11,810               11,131               11,819
 4/30/2003        12,269               11,564               12,318
 5/31/2003        12,958               12,213               13,014
 6/30/2003        13,265               12,502               13,311
 7/31/2003        13,992               13,187               14,019
 8/31/2003        14,097               13,286               14,104
 9/30/2003        14,581               13,743               14,604
10/31/2003        14,793               13,942               14,850
11/30/2003        15,419               14,532               15,505
12/31/2003        15,900               14,985               15,992
 1/31/2004        16,488               15,540               16,693
 2/29/2004        16,838               15,869               16,971
 3/31/2004        17,834               16,809               17,919
 4/30/2004        15,261               14,383               15,263
 5/31/2004        16,378               15,436               16,359
 6/30/2004        16,897               15,925               16,822
 7/31/2004        17,019               16,040               16,911
 8/31/2004        18,334               17,280               18,269
 9/30/2004        18,316               17,263               18,232
10/31/2004        19,327               18,216               19,230
11/30/2004        20,204               19,043               20,045
12/31/2004        21,308               20,082               21,025
 1/31/2005        19,415               18,299               19,215
 2/28/2005        20,050               18,897               19,788
 3/31/2005        19,796               18,657               19,461
 4/30/2005        20,839               19,641               20,617
 5/31/2005        21,593               20,352               21,289
 6/30/2005        22,738               21,430               22,358
 7/31/2005        24,379               22,978               23,961
 8/31/2005        23,536               22,183               23,038
 9/30/2005        23,621               22,262               23,170
10/31/2005        23,070               21,744               22,618
11/30/2005        24,265               22,870               23,598
12/31/2005        24,377               22,975               23,654
 1/31/2006        26,166               24,651               25,383



Average Annual Total Returns -- January 31, 2006


                                                                        SINCE
                                               1 YEAR/4/ 5 YEARS/4/ INCEPTION/4/
CLASS A (Inception 12/29/00)
Net Asset Value/1/                              34.75%     21.42%       20.80%
With Maximum Sales Charge/2/                    26.98      19.99        19.39

CLASS B (Inception 12/29/00)
Net Asset Value/1/                              33.70      20.50        19.90
With CDSC/3/                                    28.70      20.31        19.81

CLASS C (Inception 12/29/00)
Net Asset Value/1/                              33.72      20.53        19.93
With CDSC/3/                                    32.72      20.53        19.93

CLASS Y (Inception 8/31/00)
Net Asset Value/1/                              35.06      21.72        21.55
----------------------------------------------------------------------------------------------

                                                                        SINCE        SINCE
                                                                    CLASS A, B, C   CLASS Y
COMPARATIVE PERFORMANCE                         1 YEAR    5 YEARS   INCEPTION/7/  INCEPTION/7/
MSCI US REIT Index/5/                           32.11%     20.38%       20.12%       20.26%
Morningstar Specialty Real Estate Fund Avg./6/  28.60      20.03        19.77        19.86

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. All results include reinvestment of dividends and capital gains. The graph represents past performance of Class A shares. Class Y shares are available to certain institutional investors only. The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

Portfolio Facts



                                    % of Net Assets as of
FUND COMPOSITION                    1/31/06    1/31/05
---------------------------------------------------------
Common Stocks                        97.0       97.9
---------------------------------------------------------
Short-Term Investments and Other      3.0        2.1
---------------------------------------------------------

                                    % of Net Assets as of
TEN LARGEST HOLDINGS                1/31/06    1/31/05
---------------------------------------------------------
Simon Property Group, Inc.            7.2        6.8
---------------------------------------------------------
ProLogis Trust                        5.9        4.1
---------------------------------------------------------
Boston Properties, Inc.               5.0        5.2
---------------------------------------------------------
AvalonBay Communities, Inc.           4.9        4.7
---------------------------------------------------------
Equity Residential Properties Trust   4.4        4.2
---------------------------------------------------------
Archstone-Smith Trust                 3.9        3.8
---------------------------------------------------------
Liberty Property Trust                3.6        3.7
---------------------------------------------------------
Host Marriott Corp.                   3.4        3.5
---------------------------------------------------------
Vornado Realty Trust                  3.3        2.6
---------------------------------------------------------
Developers Diversified Realty Corp.   3.2        3.2
---------------------------------------------------------

                                    % of Net Assets as of
FIVE LARGEST INDUSTRIES             1/31/06    1/31/05
---------------------------------------------------------
REITs--Apartments                    18.3       18.0
---------------------------------------------------------
REITs--Office                        16.3       15.9
---------------------------------------------------------
REITs--Industrial                    14.7       11.8
---------------------------------------------------------
REITs--Regional Malls                14.2       13.3
---------------------------------------------------------
REITs--Shopping Centers              12.5       12.4
---------------------------------------------------------

  Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Fund performance has been increased by expense waivers, without which performance would have been lower.
/5/MSCI US REIT Index is an unmanaged index of the most actively traded real estate investment trusts (REITs), designed to measure real estate equity performance.
/6/Morningstar Specialty Real Estate Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Classes A, B and C from 1/1/01; Class Y from 9/1/00.

                            ADDITIONAL INFORMATION


The views expressed in this report reflect those of the portfolio manager as of the dates indicated. The manager's views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.
PROXY VOTING INFORMATION
A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 1-800-225-5478; on the fund's website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available from the fund's website and the SEC's website.
QUARTERLY PORTFOLIO SCHEDULES
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                      UNDERSTANDING YOUR FUND'S EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the fund's prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from August 1, 2005 through January 31, 2006. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges or exchange fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
AEW REAL ESTATE FUND                             8/1/05                1/31/06               8/1/05-1/31/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,073.20                   $7.84
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.64                   $7.63
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,069.70                  $11.74
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.86                  $11.42
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,069.60                  $11.74
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.86                  $11.42
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,074.90                   $6.54
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.90                   $6.36
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio (after advisory fee waiver): 1.50%, 2.25%, 2.25%, and 1.25% for Class A, B, C, and Y,
 respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year, divided by 365 (to reflect the half-year period.)

               AEW REAL ESTATE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of January 31, 2006

   Shares    Description                                       Value (a)
---------------------------------------------------------------------------
Common Stocks -- 97.0% of Net Assets
             LODGING & GAMING -- 3.4%
             Hotels & Motels -- 3.4%
      95,500 Hilton Hotels Corp.                            $     2,380,815
      32,000 Starwood Hotels & Resorts Worldwide, Inc.            1,945,920
                                                            ---------------
                                                                  4,326,735
                                                            ---------------
             REAL ESTATE -- 1.9%
             Office -- 1.9%
      77,500 Brookfield Properties Corp.                          2,341,275
                                                            ---------------
             REAL ESTATE INVESTMENT TRUSTS -- 91.7%
             REITs - Apartments -- 18.3%
      32,500 Apartment Investment & Management Co., Class A       1,381,900
     105,000 Archstone-Smith Trust                                4,920,300
      61,800 AvalonBay Communities, Inc.                          6,147,864
      52,000 Camden Property Trust                                3,385,200
     129,000 Equity Residential Properties Trust                  5,470,890
      60,000 United Dominion Realty Trust, Inc.                   1,524,600
                                                            ---------------
                                                                 22,830,754
                                                            ---------------
             REITs - Diversified -- 4.4%
      29,200 iStar Financial, Inc.                                1,047,988
      35,000 Spirit Finance Corp.(c)                                421,400
      46,000 Vornado Realty Trust                                 4,063,640
                                                            ---------------
                                                                  5,533,028
                                                            ---------------
             REITs - Healthcare -- 2.0%
      47,000 Healthcare Realty Trust, Inc.(c)                     1,646,880
      68,500 Omega Healthcare Investors, Inc.(c)                    898,035
                                                            ---------------
                                                                  2,544,915
                                                            ---------------
             REITs - Hotels -- 0.4%
      24,800 Strategic Hotel Capital, Inc.                          530,720
                                                            ---------------
             REITs - Industrial -- 14.7%
      55,700 AMB Property Corp.                                   2,907,540
      42,000 Duke Realty Corp.                                    1,523,760
      21,000 First Potomac Realty Trust(c)                          617,610
      98,000 Liberty Property Trust                               4,435,480
     144,501 ProLogis Trust                                       7,401,341
      23,500 PS Business Parks, Inc.                              1,288,975
                                                            ---------------
                                                                 18,174,706
                                                            ---------------
             REITs - Lodging/Resorts -- 3.9%
      16,000 Hospitality Properties Trust(c)                        685,920
     210,000 Host Marriott Corp.                                  4,189,500
                                                            ---------------
                                                                  4,875,420
                                                            ---------------
             REITs - Manufactured Homes -- 0.2%
       9,000 Sun Communities, Inc.                                  299,070
                                                            ---------------
             REITs - Office -- 16.3%
      35,000 BioMed Realty Trust, Inc.(c)                           939,050
      79,500 Boston Properties, Inc.                              6,221,670
      82,120 Brandywine Realty Trust, Inc.                        2,582,674
      22,500 CarrAmerica Realty Corp.                               828,000
      31,400 Corporate Office Properties Trust(c)                 1,271,386
      55,000 Equity Office Properties Trust                       1,750,100
      68,000 Highwoods Properties, Inc.                           2,144,720
      35,000 Kilroy Realty Corp.                                  2,365,650
      93,500 Trizec Properties, Inc.                              2,177,615
                                                            ---------------
                                                                 20,280,865
                                                            ---------------

   Shares     Description                                                        Value (a)
----------------------------------------------------------------------------------------------
              REITs - Regional Malls -- 14.2%
       73,600 General Growth Properties, Inc.                                 $     3,797,760
       20,500 Macerich Co. (The)                                                    1,487,685
       14,000 Mills Corp. (The)(c)                                                    580,300
      109,000 Simon Property Group, Inc.                                            9,029,560
       73,000 Taubman Centers, Inc.                                                 2,741,150
                                                                              ---------------
                                                                                   17,636,455
                                                                              ---------------
              REITs - Self Storage -- 4.3%
       25,700 Extra Space Storage, Inc.(c)                                            394,495
       51,000 Public Storage, Inc.                                                  3,701,070
       20,000 Shurgard Storage Centers, Inc., Class A                               1,206,000
                                                                              ---------------
                                                                                    5,301,565
                                                                              ---------------
              REITs - Shopping Centers -- 12.5%
       80,000 Developers Diversified Realty Corp.                                   3,940,800
       41,500 Federal Realty Investment Trust                                       2,773,030
       75,000 Kimco Realty Corp.(c)                                                 2,631,750
       48,000 Kite Realty Group Trust                                                 756,960
       35,000 Pan Pacific Retail Properties, Inc.                                   2,422,000
       48,000 Regency Centers Corp.                                                 3,093,600
                                                                              ---------------
                                                                                   15,618,140
                                                                              ---------------
              REITs - Single Tenant -- 0.5%
       26,200 Realty Income Corp.(c)                                                  610,198
                                                                              ---------------
              Total Real Estate Investment Trusts                                 114,235,836
                                                                              ---------------
              Total Common Stocks (Identified Cost $80,197,307)                   120,903,846
                                                                              ---------------
   Shares/
  Principal
   Amount
----------------------------------------------------------------------------------------------
              Short-Term Investments -- 6.1%
    3,753,034 State Street Navigator Securities Lending Prime Portfolio(d)          3,753,034
$   3,779,527 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 1/31/2006 at 2.05% to be repurchased at
              $3,779,742 on 2/1/2006, collateralized by $3,690,000 U.S.
              Treasury Note, 6.25% due 2/15/2007 valued at $3,856,050.              3,779,527
                                                                              ---------------
              Total Short-Term Investments (Identified Cost $7,532,561)             7,532,561
                                                                              ---------------
              Total Investments -- 103.1%
              (Identified Cost $87,729,868)(b)                                    128,436,407
              Other Assets Less Liabilities -- (3.1)%                              (3,861,967)
                                                                              ---------------
              Net Assets -- 100%                                              $   124,574,440
                                                                              ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information:
              At January 31, 2006, the net unrealized appreciation on
              investments based on cost of $87,875,667 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                 $    41,131,393
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                        (570,653)
                                                                              ---------------
              Net unrealized appreciation                                     $    40,560,740
                                                                              ===============
          (c) All or a portion of this security was on loan to brokers at January 31, 2006.
          (d) Represents investment of securities lending collateral.
        REITs Real Estate Investment Trusts

                See accompanying notes to financial statements.

Investments as of January 31, 2006


    Holdings at January 31, 2006 as a Percentage of Net Assets (unaudited)

                        Apartments                18.3%
                        Office                    18.2
                        Industrial                14.7
                        Regional Malls            14.2
                        Shopping Centers          12.5
                        Diversified                4.4
                        Self Storage               4.3
                        Lodging/Resorts            3.9
                        Hotels & Motels            3.8
                        Healthcare                 2.0
                        Others, less than 2% each  0.7

                See accompanying notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

January 31, 2006

        ASSETS
         Investments at value, including
           securities on loan of $3,674,525
           (identified cost $87,729,868)          $         128,436,407
         Receivable for Fund shares sold                        322,678
         Receivable for securities sold                          80,503
         Dividends and interest receivable                       82,791
         Securities lending income receivable                       593
         Other assets                                             1,782
                                                  ---------------------
           TOTAL ASSETS                                     128,924,754
                                                  ---------------------
        LIABILITIES
         Collateral on securities loaned, at
           value (Note 6)                                     3,753,034
         Payable for securities purchased                        73,418
         Payable for Fund shares redeemed                       267,511
         Management fees payable                                149,460
         Deferred Trustees' fees                                 28,658
         Trustees' fees payable                                     409
         Administrative fees payable                              5,362
         Other accounts payable and accrued
           expenses                                              72,462
                                                  ---------------------
           TOTAL LIABILITIES                                  4,350,314
                                                  ---------------------
        NET ASSETS                                $         124,574,440
                                                  =====================
        NET ASSETS CONSIST OF:
         Paid-in capital                          $          81,463,835
         Undistributed (overdistributed) net
           investment income                                    (28,658)
         Accumulated net realized gain on
           investments                                        2,432,724
         Net unrealized appreciation on
           investments                                       40,706,539
                                                  ---------------------
        NET ASSETS                                $         124,574,440
                                                  =====================
        COMPUTATION OF NET ASSET VALUE AND
         OFFERING PRICE:
         Class A shares:
           Net assets                             $          73,166,312
                                                  =====================
           Shares of beneficial interest                      3,521,205
                                                  =====================
           Net asset value and redemption price
            per share                             $               20.78
                                                  =====================
           Offering price per share
            (100/[100-maximum sales charge] of
            net asset value)                      $               22.05
                                                  =====================
         Class B shares: (redemption price per
           share is equal to net asset value
           less any applicable contingent
           deferred sales charge)
           Net assets                             $          16,292,866
                                                  =====================
           Shares of beneficial interest                        784,521
                                                  =====================
           Net asset value and offering price
            per share                             $               20.77
                                                  =====================
         Class C shares: (redemption price per
           share is equal to net asset value
           less any applicable contingent
           deferred sales charge)
           Net assets                             $          16,100,516
                                                  =====================
           Shares of beneficial interest                        774,110
                                                  =====================
           Net asset value and offering price
            per share                             $               20.80
                                                  =====================
         Class Y shares:
           Net assets                             $          19,014,746
                                                  =====================
           Shares of beneficial interest                        939,149
                                                  =====================
           Net asset value, offering and
            redemption price per share            $               20.25
                                                  =====================

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS

For the Year Ended January 31, 2006

        INVESTMENT INCOME
         Dividends (net of foreign taxes of
           $7,824)                                $           2,817,798
         Interest                                                31,785
         Securities lending income                                8,151
                                                  ---------------------
                                                              2,857,734
                                                  ---------------------
         Expenses
           Management fees                                      875,870
           Service fees - Class A                               167,066
           Service and distribution fees -
            Class B                                             150,808
           Service and distribution fees -
            Class C                                             153,866
           Trustees' fees and expenses                           19,329
           Administrative fees                                   67,716
           Custodian fees                                        37,857
           Transfer agent fees and expenses -
            Class A, Class B, Class C                           232,061
           Transfer agent fees and expenses -
            Class Y                                              25,664
           Audit fees                                            26,296
           Legal fees                                             7,366
           Shareholder reporting                                 65,642
           Registration                                          49,982
           Miscellaneous                                         12,489
                                                  ---------------------
         Total expenses                                       1,892,012
           Less reimbursement/waiver                            (51,783)
                                                  ---------------------
         Net expenses                                         1,840,229
                                                  ---------------------
         Net investment income                                1,017,505
                                                  ---------------------
        REALIZED AND UNREALIZED GAIN ON
         INVESTMENTS
         Realized gain on:
           Investments - net                                  7,379,974
           Capital gain distributions received
            (Note 2)                                          1,457,020
         Change in unrealized appreciation
           (depreciation) of:
           Investments - net                                 22,204,020
                                                  ---------------------
         Net realized and unrealized gain on
           investments                                       31,041,014
                                                  ---------------------
        NET INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS                          $          32,058,519
                                                  =====================

                See accompanying notes to financial statements.

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                            Year Ended             Year Ended
                                                                            January 31,            January 31,
                                                                               2006                   2005
                                                                       ---------------------  ---------------------
                                                                       ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income                                                $           1,017,505  $           1,597,398
  Net realized gain on investments                                                 8,836,994              5,771,425
  Net change in unrealized appreciation (depreciation) of investments             22,204,020              5,423,640
                                                                       ---------------------  ---------------------
  Net increase in net assets resulting from operations                            32,058,519             12,792,463
                                                                       ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                          (773,573)            (1,065,443)
   Class B                                                                           (54,458)              (194,563)
   Class C                                                                           (55,277)              (197,873)
   Class Y                                                                          (178,394)              (225,091)
  Short-term capital gain
   Class A                                                                          (192,055)              (100,438)
   Class B                                                                           (42,893)               (24,819)
   Class C                                                                           (43,310)               (25,249)
   Class Y                                                                           (45,544)               (20,124)
  Long-term capital gain
   Class A                                                                        (4,871,483)            (1,979,162)
   Class B                                                                        (1,085,686)              (490,556)
   Class C                                                                        (1,105,967)              (498,802)
   Class Y                                                                        (1,025,585)              (393,435)
                                                                       ---------------------  ---------------------
                                                                                  (9,474,225)            (5,215,555)
                                                                       ---------------------  ---------------------
INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (Note 9):                   4,541,609             19,276,445
                                                                       ---------------------  ---------------------
  Total increase in net assets                                                    27,125,903             26,853,353
NET ASSETS
  Beginning of the year                                                           97,448,537             70,595,184
                                                                       ---------------------  ---------------------
  End of the year                                                      $         124,574,440  $          97,448,537
                                                                       =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                  $             (28,658) $             (17,449)
                                                                       =====================  =====================

                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                             FINANCIAL HIGHLIGHTS


                        Income (loss) from investment operations:            Less distributions:
                        ----------------------------------------- -----------------------------------------

             Net asset
              value,                  Net realized                  Dividends    Distributions
             beginning     Net       and unrealized   Total from       from        from net
                of      investment   gain (loss) on   investment  net investment   realized        Total
              period    income (b)    investments     operations      income     capital gains distributions
             ---------- ----------   --------------   ----------  -------------- ------------- -------------
   Class A
  1/31/2006  $    16.83 $     0.21     $     5.45     $     5.66    $    (0.22)   $    (1.49)   $    (1.71)
  1/31/2005       15.13       0.34           2.35           2.69         (0.35)        (0.64)        (0.99)
  1/31/2004       11.00       0.36           4.49           4.85         (0.48)        (0.24)        (0.72)
  1/31/2003       11.37       0.40          (0.22)          0.18         (0.39)        (0.16)        (0.55)
  1/31/2002       10.49       0.55           0.82           1.37         (0.38)        (0.11)        (0.49)
   Class B
  1/31/2006       16.82       0.07           5.44           5.51         (0.07)        (1.49)        (1.56)
  1/31/2005       15.10       0.22           2.38           2.60         (0.24)        (0.64)        (0.88)
  1/31/2004       11.00       0.26           4.46           4.72         (0.38)        (0.24)        (0.62)
  1/31/2003       11.39       0.32          (0.24)          0.08         (0.31)        (0.16)        (0.47)
  1/31/2002       10.49       0.50           0.78           1.28         (0.27)        (0.11)        (0.38)
   Class C
  1/31/2006       16.84       0.07           5.45           5.52         (0.07)        (1.49)        (1.56)
  1/31/2005       15.15       0.22           2.35           2.57         (0.24)        (0.64)        (0.88)
  1/31/2004       11.01       0.26           4.50           4.76         (0.38)        (0.24)        (0.62)
  1/31/2003       11.40       0.32          (0.24)          0.08         (0.31)        (0.16)        (0.47)
  1/31/2002       10.49       0.50           0.79           1.29         (0.27)        (0.11)        (0.38)
   Class Y
  1/31/2006       16.45       0.25           5.32           5.57         (0.28)        (1.49)        (1.77)
  1/31/2005       14.83       0.38           2.28           2.66         (0.40)        (0.64)        (1.04)
  1/31/2004       10.80       0.40           4.40           4.80         (0.53)        (0.24)        (0.77)
  1/31/2003       11.21       0.42          (0.22)          0.20         (0.45)        (0.16)        (0.61)
  1/31/2002       10.49       0.58           0.81           1.39         (0.56)        (0.11)        (0.67)

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.
(b)Per share net investment income has been calculated using the average shares outstanding during the period.
(c)Had certain expenses not been reduced during the period, total return would have been lower.
(d)The investment advisor agreed to reimburse a portion of the Fund's expenses and/or waive its advisory fee during the period. Without this waiver, expense ratios would have been higher. See Note 4.
(e)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.

                See accompanying notes to financial statements.

                                        Ratios to average net assets:
                                  ------------------------------------------

                      Net assets,
Net asset    Total      end of                                Net investment Portfolio
value, end   return     period    Gross expenses Net expenses     income     turnover
of period  (%) (a)(c)   (000's)      (%) (e)       (%) (d)      (loss) (%)   rate (%)
---------- ---------- ----------- -------------- ------------ -------------- ---------
$    20.78      34.8  $   73,166         1.55          1.50          1.11           15
     16.83      17.8      58,965         1.71          1.50          2.11           20
     15.13      45.0      39,846         2.00          1.50          2.73           18
     11.00       1.3      13,307         2.43          1.50          3.47           35
     11.37      13.2       5,522         5.66          1.50          4.92           36
     20.77      33.7      16,293         2.30          2.25          0.36           15
     16.82      17.1      14,131         2.46          2.25          1.36           20
     15.10      43.7      12,129         2.75          2.25          1.98           18
     11.00       0.5       8,401         3.18          2.25          2.72           35
     11.39      12.3       3,718         6.41          2.25          4.43           36
     20.80      33.7      16,101         2.30          2.25          0.36           15
     16.84      16.9      14,388         2.46          2.25          1.36           20
     15.15      43.9      11,410         2.75          2.25          1.98           18
     11.01       0.5       3,288         3.18          2.25          2.72           35
     11.40      12.4       1,061         6.41          2.25          4.52           36
     20.25      35.1      19,015         1.28          1.25          1.35           15
     16.45      17.9       9,964         1.37          1.25          2.38           20
     14.83      45.5       7,210         1.55          1.25          2.98           18
     10.80       1.5       1,521         1.77          1.25          3.72           35
     11.21      13.5         611         4.45          1.25          5.35           36

                         NOTES TO FINANCIAL STATEMENTS

January 31, 2006

1. Organization. AEW Real Estate Fund (the "Fund") is the sole series of IXIS Advisor Funds Trust IV (the "Trust"), a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital.

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge, but pay higher ongoing Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. They are generally intended for institutional investors with a minimum initial investment of $1,000,000, though some categories of investors are excepted from the minimum investment amount.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on foreign exchanges are valued at the market price on the non-U.S. exchange, unless the Fund believes that an occurrence after the closing of that exchange will materially affect a security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser, pursuant to the procedures approved by the Board of Trustees.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund's investments in real estate investment trusts ("REITs") are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

January 31, 2006


The Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

d. Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

e. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually on a calendar year basis in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. The character of distributions paid as disclosed within the Statement of Changes in Net Assets includes certain calendar year federal tax-based amounts and corresponding estimates for the period from January 1 through January 31, 2006 of ordinary income, capital gains and return of capital based on dividends received from REITs.

Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees' fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

The tax character of distributions paid for the years ended January 31, 2006 and January 31, 2005 was as follows:

                                              2006       2005
               -                           ---------- ----------
               Distributions from:
                  Ordinary income          $1,385,504 $1,853,600
                  Long-term capital gains   8,088,721  3,361,955
                                           ---------- ----------
                                           $9,474,225 $5,215,555
                                           ---------- ----------

Differences between these amounts and those reported in the Statement of Changes in Net Assets are attributable to different book and tax treatment for short-term capital gains.

As of January 31, 2006, the components of distributable earnings on a tax basis were as follows:

                   Undistributed ordinary income $       976
                   Undistributed long-term
                     capital gains                 2,577,547
                                                 -----------
                   Total undistributed earnings    2,578,523
                   Unrealized appreciation        40,560,740
                                                 -----------
                   Total accumulated earnings    $43,139,263
                                                 -----------

f. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party agreements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

g. Indemnifications. Under the Fund's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. Purchases and Sales of Securities. For the year ended January 31, 2006, purchases and sales of securities (excluding short-term investments) were $15,657,092 and $19,118,175, respectively.

January 31, 2006


4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. AEW Management and Advisors, L.P. ("AEW") serves as investment adviser to the Fund. AEW is an affiliate of AEW Capital Management, L.P., a wholly owned subsidiary of IXIS Asset Management US Group, L.P. ("IXIS US Group") (formerly IXIS Asset Management North America, L.P.), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly or indirectly by three large affiliated French financial services entities: the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC (as defined below) and by French regional savings banks known as the Caisses d'Epargne; the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; and CNP Assurances, a large French life insurance company. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund's average daily net assets and 0.75% of the Fund's average daily net assets in excess of $500 million, calculated daily and payable monthly.

AEW has given a binding undertaking to the Fund to reduce its management fees and/or reimburse certain expenses associated with the Fund in order to limit the Fund's total operating expenses. This undertaking is in effect until April 30, 2007 and will be reevaluated on an annual basis.

At January 31, 2006, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

                      Expense Limit as a Percentage of Average Daily Net Assets
                       ---------------------------------------------------------
        Class A                    Class B                    Class C                    Class Y
        -------                    -------                    -------                    -------
         1.50%                      2.25%                      2.25%                      1.25%

For the year ended January 31, 2006, management fees for the Fund were $875,870 (0.80% of average daily net assets). AEW reimbursed certain expenses in the amount of $51,783.

AEW is permitted to recover expenses it has borne under the expense limitation agreement (whether through reduction of its management fees or otherwise) in later periods to the extent the Fund's expenses fall below the expense limits, provided, however, that the Fund is not obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred. At January 31, 2006, the amount subject to possible reimbursement until January 31, 2007 under the expense limitation agreement was $51,783.

b. Administrative Expense. IXIS Asset Management Advisors, L.P. ("IXIS Advisors"), a wholly-owned subsidiary of IXIS US Group, provides certain administrative services for the Fund and subcontracts with State Street Bank and Trust Company ("State Street Bank") to serve as subadministrator.

Pursuant to an agreement among the Trust, IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III and IXIS Advisor Cash Management Trust ("IXIS Advisor Funds Trusts"), Loomis Sayles Funds I and Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") (collectively the "Trusts"), and IXIS Advisors, the Fund pays IXIS Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the Trusts' average daily net assets, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the Trusts of $5 million, which is reevaluated on an annual basis.

Prior to September 1, 2005, Investors Bank & Trust Company ("IBT") served as the subadministrator.

For the year ended January 31, 2006, the Fund paid $67,716 to IXIS Advisors for administrative services.

c. Transfer Agent Fees. Prior to September 30, 2005, IXIS Asset Management Services Company ("IXIS Services"), a wholly-owned subsidiary of IXIS US Group, was the transfer and shareholder servicing agent for the Fund and had subcontracted with Boston Financial Data Services ("Boston Financial") to serve as sub-transfer agent. During this period, the Fund, for its Class A, B and C shares, paid fees monthly equal to $25.44 for each open account and $2.00 for each closed account, subject to a monthly minimum of $1,500 per class and an annual aggregate minimum fee for all Load Equity Funds of approximately $6.8 million.

For its Class Y shares, the Fund paid fees monthly equal to $25.44 for each open account and $2.00 for each closed account, subject to a monthly minimum of $1,500 per class and an annual aggregate minimum fee for all No-Load Retail Funds* and Load Funds-Class Y** of approximately $1 million.

* No-Load Retail Funds consisted of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

** Load Funds - Class Y consisted of all Funds with Class Y offered within the Trusts.

Effective October 1, 2005, Boston Financial became the transfer and shareholder servicing agent for the Fund under a new agreement with the Trusts. Under this new agreement, the Fund pays fees to Boston Financial pursuant to a different fee schedule.

For the period February 1, 2005 through September 30, 2005, the Fund paid $151,289 to IXIS Services as compensation for its services as transfer agent.

January 31, 2006


IXIS Services (prior to October 1, 2005), Boston Financial and other firms are also reimbursed by the Fund for out-of-pocket expenses. In addition, pursuant to other service agreements, the Fund pays service fees to other firms that provide similar services for their own shareholder accounts.

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), the Fund's distributor (a wholly-owned subsidiary of IXIS US Group), a monthly service fee at the annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended January 31, 2006, the Fund paid IXIS Distributors $167,066 in fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays IXIS Distributors a monthly service fee at the annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the year ended January 31, 2006, the Fund paid IXIS Distributors $37,702 and $38,466 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays IXIS Distributors a monthly distribution fee at the annual rate not to exceed 0.75% of the average daily net assets attributable to the Fund's Class B shares and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in connection with the marketing or sale of Class B and Class C shares. For the year ended January 31, 2006, the Fund paid IXIS Distributors $113,106 and $115,400 in distribution fees under the Class B and Class C Plans, respectively.

The Fund has been informed that commissions (including CDSC) on Fund shares paid to IXIS Distributors by investors in shares of the Fund during the year ended January 31, 2006 amounted to $185,876.

e. Trustees Fees and Expenses. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS US Group or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each committee member receives $4,000 for each committee meeting that he or she attends in person and $2,000 for each committee meeting that he or she attends telephonically. These fees are allocated among the funds in the Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to November 18, 2005, the Trusts had co-chairmen of the Board. Prior to October 1, 2005, each independent Trustee received, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees that he or she attended. The co-chairmen of the Board each received an additional annual retainer of $25,000. Each committee chairman received an additional retainer fee at the annual rate of $7,000. Each committee member received $3,750 for each committee meeting that he or she attended.

Effective January 1, 2006, each committee member is compensated $5,000 for each Audit Committee meeting that he or she attends in person and $2,500 for such meeting he or she attends telephonically.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the Trusts on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

Additionally, the Board of Trustees has approved the use of Fund assets to pay its portion of the annual salary for 2005 of an employee of IXIS Advisors who supports the Fund's Chief Compliance Officer. For the year ended January 31, 2006, the Fund's portion of such expense was approximately $1,500.

5. Line of Credit. The Fund, together with certain other funds of the Trusts, participates in a $75,000,000 committed line of credit provided by State Street Bank. Advances under the line are taken primarily for temporary or emergency purposes. Interest is charged to the Fund based on its borrowing at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, the Fund is charged its pro rata portion of a facility fee equal to 0.09% per annum on the unused portion of the line of credit. Prior to September 1, 2005, the Fund, together with certain other funds, participated in a $50,000,000 committed line of credit provided by IBT. There were no borrowings by the Fund during the year ended January 31, 2006.

6. Securities Lending. The Fund has entered into an agreement with State Street Bank, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international equity or domestic securities, respectively,

January 31, 2006

when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral.

Prior to September 1, 2005, IBT served as the securities lending agent for the Fund.

The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at January 31, 2006 were $3,674,525 and $3,753,034, respectively.

7. Brokerage Commission Recapture. The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are presented as realized gains in the Statement of Operations. For the year ended January 31, 2006, $624 was rebated under these agreements.

8. Concentration of Risk. The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

9. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

                                                                                     Year Ended
                                                                                  January 31, 2006
                                                                        -----------------------------------
                                                                             Shares             Amount
                                                                        ----------------  -----------------
Class A
   Shares sold                                                                 1,250,682  $      23,680,409
   Shares issued in connection with the reinvestment of distributions            264,644          5,082,169
                                                                        ----------------  -----------------
                                                                               1,515,326         28,762,578
   Shares repurchased                                                         (1,496,850)       (28,457,488)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                        18,476  $         305,090
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   128,368  $       2,439,491
   Shares issued in connection with the reinvestment of distributions             51,975            999,050
                                                                        ----------------  -----------------
                                                                                 180,343          3,438,541
   Shares repurchased                                                           (235,983)        (4,459,410)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       (55,640) $      (1,020,869)
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   201,917  $       3,866,542
   Shares issued in connection with the reinvestment of distributions             29,847            574,829
                                                                        ----------------  -----------------
                                                                                 231,764          4,441,371
   Shares repurchased                                                           (312,027)        (5,927,159)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       (80,263) $      (1,485,788)
                                                                        ----------------  -----------------
Class Y
   Shares sold                                                                   525,515  $      10,065,416
   Shares issued in connection with the reinvestment of distributions             52,551            985,139
                                                                        ----------------  -----------------
                                                                                 578,066         11,050,555
   Shares repurchased                                                           (244,688)        (4,307,379)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       333,378  $       6,743,176
                                                                        ----------------  -----------------
   Net increase (decrease) from capital share transactions                       215,951  $       4,541,609
                                                                        ================  =================

                                                                                     Year Ended
                                                                                 January 31, 2005*
                                                                        -----------------------------------
                                                                             Shares             Amount
                                                                        ----------------  -----------------
Class A
   Shares sold                                                                 1,631,053  $      26,382,140
   Shares issued in connection with the reinvestment of distributions            150,134          2,592,302
                                                                        ----------------  -----------------
                                                                               1,781,187         28,974,442
   Shares repurchased                                                           (912,020)       (14,456,723)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       869,167  $      14,517,719
                                                                        ----------------  -----------------
Class B
   Shares sold                                                                   219,231  $       3,582,683
   Shares issued in connection with the reinvestment of distributions             33,606            582,313
                                                                        ----------------  -----------------
                                                                                 252,837          4,164,996
   Shares repurchased                                                           (215,772)        (3,363,968)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                        37,065  $         801,028
                                                                        ----------------  -----------------
Class C
   Shares sold                                                                   308,077  $       4,942,024
   Shares issued in connection with the reinvestment of distributions             17,330            301,823
                                                                        ----------------  -----------------
                                                                                 325,407          5,243,847
   Shares repurchased                                                           (224,150)        (3,538,212)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       101,257  $       1,705,635
                                                                        ----------------  -----------------
Class Y
   Shares sold                                                                   330,151  $       5,726,661
   Shares issued in connection with the reinvestment of distributions             36,110            610,732
                                                                        ----------------  -----------------
                                                                                 366,261          6,337,393
   Shares repurchased                                                           (246,817)        (4,085,330)
                                                                        ----------------  -----------------
   Net increase (decrease)                                                       119,444  $       2,252,063
                                                                        ----------------  -----------------
   Net increase (decrease) from capital share transactions                     1,126,933  $      19,276,445
                                                                        ================  =================

* Certain amounts have been restated to conform to current year presentation.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of IXIS Advisor Funds Trust IV and Shareholders of AEW Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AEW Real Estate Fund, a series of IXIS Advisor Funds Trust IV ("the Fund"), at January 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 17, 2006

      2006 U.S. TAX DISTRIBUTION INFORMATION TO SHAREHOLDERS (UNAUDITED)

Corporate Dividends Received Deduction. For the fiscal year ended January 31, 2006, the percentage of dividends distributed by the Fund qualifying for the dividends received deduction for corporate shareholders is 0.87%.

Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the Fund designated $8,088,721 as capital gains dividends paid during the year ended January 31, 2006.

Qualified Dividend Income. A percentage of dividends distributed by the Fund during the fiscal year ended January 31, 2006 are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. The Fund designates 0.87% of dividends distributed as qualified dividend income.

                        TRUSTEE AND OFFICER INFORMATION


The table below provides certain information regarding the Trustees and Officers of IXIS Advisor Funds Trust IV (the "Trust"). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The statement of additional information includes additional information about the Trustees of the Trust and is available by calling IXIS Advisor Funds at 800-225-5478.

                                                                                           Number of Portfolios in
                             Position(s) Held with the                                          Fund Complex
                               Trust, Length of Time         Principal Occupation(s)        Overseen*** and Other
   Name and Date of Birth    Served and Term of Office*       During Past 5 Years**          Directorships Held
   ----------------------    --------------------------       ---------------------          ------------------

INDEPENDENT TRUSTEES

Graham T. Allison, Jr.           Trustee since 2000      Douglas Dillon Professor and     38
(3/23/40)                        Contract Review and     Director of the Belfer Center    Director, Taubman
                                Governance Committee     of Science for International     Centers, Inc. (real estate
                                       Member            Affairs, John F. Kennedy         investment trust)
                                                         School of Government,
                                                         Harvard University

Charles D. Baker (11/13/56)      Trustee since 2005      President and Chief Executive    38
                                 Contract Review and     Officer, Harvard Pilgrim         None
                                Governance Committee     Health Care (health plan)
                                       Member

Edward A. Benjamin (5/30/38)     Trustee since 2003      Retired                          38
                                 Contract Review and                                      Director, Precision Optics
                                Governance Committee                                      Corporation (optics
                                       Member                                             manufacturer)

Daniel M. Cain (2/24/45)         Trustee since 2000      President and Chief Executive    38
                                Chairman of the Audit    Officer, Cain Brothers &         Director, Sheridan
                                      Committee          Company, Incorporated            Healthcare Inc. (physician
                                                         (investment banking)             practice management)

Paul G. Chenault (9/12/33)       Trustee since 2003      Retired; Trustee, First Variable 38
                                 Contract Review and     Life (variable life insurance)   Director, Mailco Office
                                Governance Committee                                      Products, Inc. (mailing
                                       Member                                             equipment)

Kenneth J. Cowan (4/5/32)        Trustee since 2000      Retired                          38
                              Chairman of the Contract                                    None
                                Review and Governance
                                      Committee

Richard Darman (5/10/43)         Trustee since 2000      Partner, The Carlyle Group       38
                                 Contract Review and     (investments); formerly,         Director and Chairman of
                                Governance Committee     Professor, John F. Kennedy       Board of Directors, AES
                                       Member            School of Government,            Corporation (international
                                                         Harvard University               power company)

Sandra O. Moose (2/17/42)    Chairperson of the Board of President, Strategic Advisory    38
                                   Trustees since        Services (management             Director, Verizon
                                    November 2005        consulting); formerly, Senior    Communications;
                                 Trustee since 2000      Vice President and Director,     Director, Rohm and
                              Ex officio member of the   The Boston Consulting Group,     Haas Company
                                 Audit Committee and     Inc. (management consulting)     (specialty chemicals);
                                 Contract Review and                                      Director, AES Corporation
                                Governance Committee

                        TRUSTEE AND OFFICER INFORMATION

                                                                                            Number of Portfolios in
                                Position(s) Held with the                                        Fund Complex
                                  Trust, Length of Time        Principal Occupation(s)       Overseen*** and Other
    Name and Date of Birth      Served and Term of Office*      During Past 5 Years**         Directorships Held
    ----------------------      --------------------------      ---------------------         ------------------

INDEPENDENT TRUSTEES
continued

John A. Shane (2/22/33)             Trustee since 2000      President, Palmer Service      38
                                  Audit Committee Member    Corporation (venture capital   Director, Gensym
                                                            organization)                  Corporation (software and
                                                                                           technology service
                                                                                           provider); Director and
                                                                                           Chairman of the Board, Abt
                                                                                           Associates Inc. (research
                                                                                           and consulting firm)

Cynthia L. Walker (7/25/56)         Trustee since 2005      Executive Dean for             38
                                  Audit Committee Member    Administration (formerly,      None
                                                            Dean for Finance and CFO),
                                                            Harvard Medical School

INTERESTED TRUSTEES

Robert J. Blanding/1/ (4/14/47)     Trustee since 2003      President, Chairman, Director, 38
555 California Street           Chief Executive Officer for and Chief Executive Officer,   None
San Francisco, CA 94104           Loomis Sayles Trust II    Loomis, Sayles & Company,
                                                            L.P.; President and Chief
                                                            Executive Officer -- Loomis
                                                            Sayles Funds I

John T. Hailer/2/ (11/23/60)        Trustee since 2000      President and Chief Executive  38
                                        President,          Officer, IXIS Asset            None
                                  Chief Executive Officer   Management Advisors, L.P.
                                                            and IXIS Asset Management
                                                            Distributors, L.P.; Executive
                                                            Vice President, Loomis Sayles
                                                            Funds I; President and Chief
                                                            Executive Officer, AEW Real
                                                            Estate Income Fund,
                                                            IXIS Advisor Cash
                                                            Management Trust,
                                                            IXIS Advisor Funds Trust II,
                                                            and IXIS Advisor Funds
                                                            Trust III

                        TRUSTEE AND OFFICER INFORMATION

                                                                                        Number of Portfolios in
                            Position(s) Held with the                                        Fund Complex
                              Trust, Length of Time        Principal Occupation(s)       Overseen*** and Other
  Name and Date of Birth    Served and Term of Office*      During Past 5 Years**         Directorships Held
  ----------------------    --------------------------      ---------------------         ------------------

OFFICERS

Coleen Downs Dinneen        Secretary, Clerk and Chief Senior Vice President, General       Not Applicable
(12/16/60)                  Legal Officer, since 2004  Counsel, Secretary and Clerk
                                                       (formerly, Deputy General
                                                       Counsel, Assistant Secretary
                                                       and Assistant Clerk),
                                                       IXIS Asset Management
                                                       Distribution Corporation,
                                                       IXIS Asset Management
                                                       Distributors, L.P. and
                                                       IXIS Asset Management
                                                       Advisors, L.P.

Michael C. Kardok (7/17/59)    Treasurer, Principal    Senior Vice President,               Not Applicable
                             Financial and Accounting  IXIS Asset Management
                               Officer, since 2004     Advisors, L.P. and IXIS Asset
                                                       Management Distributors,
                                                       L.P.; formerly, Senior Director,
                                                       PFPC Inc; formerly, Vice
                                                       President -- Division
                                                       Manager, First Data Investor
                                                       Services, Inc.

Max J. Mahoney (5/1/62)       Anti-Money Laundering    Senior Vice President, Deputy        Not Applicable
                              Officer and Assistant    General Counsel, Assistant
                              Secretary, since 2005    Secretary and Assistant Clerk,
                                                       IXIS Asset Management
                                                       Distribution Corporation,
                                                       IXIS Asset Management
                                                       Distributors, L.P. and
                                                       IXIS Asset Management
                                                       Advisors, L.P.; Chief
                                                       Compliance Officer,
                                                       IXIS Asset Management
                                                       Advisors, L.P.; formerly,
                                                       Senior Counsel, MetLife, Inc.;
                                                       formerly, Associate Counsel,
                                                       LPL Financial Services, Inc.

                        TRUSTEE AND OFFICER INFORMATION

                                                                                        Number of Portfolios in
                            Position(s) Held with the                                        Fund Complex
                              Trust, Length of Time     Principal Occupation(s) During   Overseen*** and Other
  Name and Date of Birth    Served and Term of Office*          Past 5 Years**            Directorships Held
  ----------------------    --------------------------          --------------            ------------------

OFFICERS
continued

John E. Pelletier (6/24/64)  Chief Operating Officer,  Executive Vice President and         Not Applicable
                                    since 2004         Chief Operating Officer
                                                       (formerly, Senior Vice
                                                       President, General Counsel,
                                                       Secretary and Clerk), IXIS Asset
                                                       Management Distributors, L.P.
                                                       and IXIS Asset Management
                                                       Advisors, L.P.; Executive Vice
                                                       President and Chief Operating
                                                       Officer (formerly, Senior Vice
                                                       President, General Counsel,
                                                       Secretary and Clerk), IXIS Asset
                                                       Management Distribution
                                                       Corporation; Executive Vice
                                                       President, Chief Operating
                                                       Officer and Director (formerly,
                                                       President, Chief Operating
                                                       Officer and Director),
                                                       IXIS Asset Management
                                                       Services Company.

Russell L. Kane (7/23/69)    Interim Chief Compliance  Interim Chief Compliance             Not Applicable
                               Officer, since 2006,    Officer for Mutual Funds, Vice
                               Assistant Secretary     President, Associate General
                                    since 2004         Counsel, Assistant Secretary
                                                       and Assistant Clerk, IXIS Asset
                                                       Management Distributors, L.P.
                                                       and IXIS Asset Management
                                                       Advisors, L.P.; Vice President,
                                                       Associate General Counsel,
                                                       Assistant Secretary and
                                                       Assistant Clerk, IXIS Asset
                                                       Management Distribution
                                                       Corporation; formerly, Senior
                                                       Counsel, Columbia
                                                       Management Group.

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72, but the retirement policy was suspended for the calendar year 2005. At a meeting held on August 26, 2005, the Trustees voted to lift the suspension of the retirement policy and to designate 2006 as a transition period so that any Trustees who are currently age 72 or older or who reach age 72 during the remainder of 2005 or in 2006 will not be required to retire until the end of calendar year 2006.

** Each person listed above, except as noted, holds the same position(s) with the Trust. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the "Distributor"), IXIS Asset Management Advisors, L.P. ("IXIS Advisors") or Loomis, Sayles & Company, L.P. are omitted if not materially different from a Trustee's or officer's current position with such entity.

***The Trustees of the Trust serve as Trustees of a fund complex that includes all series of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II.

/1/ Mr. Blanding is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust:
     President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P.

/2/ Mr. Hailer is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: Director and Executive Vice President of IXIS Asset Management Distribution Corporation, President and Chief Executive Officer of IXIS Advisors.

Item 2. Code of Ethics.
The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer and persons performing similar functions.

Item 3. Audit Committee Financial Expert.
The Board of Trustees of the Registrant has established an audit committee. Ms. Cynthia L. Walker, Mr. Daniel M. Cain and Mr. John A. Shane are members of the audit committee and have been designated as "audit committee financial experts" by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.
Fees paid to Principal Accountant by the Fund.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

                                              Audit-related
                               Audit fees       fees/1/       Tax fees/2/   All other fees
                            ----------------- ------------  --------------- --------------
                              2004     2005   2004   2005    2004    2005   2004    2005
                            -------- -------- ----  ------- ------- ------- ------- ------
IXIS Advisor Funds Trust IV $ 20,000 $ 23,400 $ 0   $ 4,604 $ 1,250 $ 1,316 $ 0     $ 0

     1. The audit-related fees for 2005 consist of the performance of agreed-upon procedures related to 1) the Trust's deferred compensation plan, and 2) a change in the Trust's custodian.
     2.  The tax fees consist of a review of year-end shareholder reporting.

Aggregate fees billed to the Registrant for non-audit services during 2004 and 2005 were $1,250 and $5,920, respectively.

Fees paid to Principal Accountant By Adviser and Control Affiliates.

The following table sets forth the non-audit services provided by the Trust's principal accountant to AEW Management and Advisors, L.P. and entities controlling, controlled by or under common control with AEW Management and Advisors, L.P. that provide ongoing services to the Trust ("Control Affiliates") for the last two fiscal years.

                   Audit-related fees      Tax fees       All other fees
                   ------------------- ----------------- -----------------
                     2004      2005     2004     2005      2004     2005
                   --------- --------- ------- --------- -------- --------
Control Affiliates $ 111,000 $ 102,000 $ 5,050 $ 126,950 $ 12,000 $ 50,800

Aggregate fees billed to Control Affiliates for non-audit services during 2004 and 2005 were $128,050 and $279,750, respectively.

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

   Annually, the Registrant's Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

   If, in the opinion of management, a proposed engagement by the Registrant's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5. Audit Committee of Listed Registrants.
Not applicable

Item 6. Schedule of Investments.
Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable

Item 10. Submission of Matters to a Vote of Securities Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

      (a) (1) Code of Ethics required by Item 2 hereof, filed herewith as exhibit (a)(1).
      (a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibits (a)(2)(1) and a(2)(2), respectively.
      (a) (3) Not applicable.
      (b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as exhibit (b).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    IXIS Advisor Funds Trust IV

                                    By:    /s/ John T. Hailer
                                           -------------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By:    /s/ John T. Hailer
                                           -------------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  March 27, 2006

                                    By:    /s/ Michael C. Kardok
                                           -------------------------------------
                                    Name:  Michael C. Kardok
                                    Title: Treasurer
                                    Date:  March 27, 2006